Accounts Receivable, Net (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)
Accounts Receivable, Net [Line Items]
Accounts receivable	$ 1,944,888		¥ 13,600,794	$ 1,525,377	¥ 11,134,187
Short-term loan	11,515,024			6,079,252
Total proceeds	886,588	¥ 6,200,000
Amount outstanding receivables	672,091	¥ 4,700,000
Accounts receivable	672,091		4,700,000
China Minsheng Bank [Member]
Accounts Receivable, Net [Line Items]
Short-term loan	$ 1,286,983		¥ 9,000,000	$ 684,997	¥ 5,000,000